Securities Sold Under Agreements To Repurchase - Summary of Securities Pledged as Collateral Under Repurchase Agreements (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Offsetting Liabilities [Line Items]
Total securities pledged	$ 28,914,000	$ 18,674,000	$ 22,199,000
Gross amount of recognized liabilities for repurchase agreements	28,914,000	18,674,000
Amounts related to agreements not included in offsetting disclosures above	0	0
U.S.Treasury Securities [Member]
Offsetting Liabilities [Line Items]
Total securities pledged	899,000	810,000
Obligations of U.S. Government Agencies [Member]
Offsetting Liabilities [Line Items]
Total securities pledged	$ 28,015,000	$ 17,864,000